SHARE CAPITAL (Narrative) (Details) - Class A Ordinary shares [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Issued for cash	47,492,000	0
Consideration from employee options settled in cash	$ 25,707,000
Cost incurred issue of shares	$ 475,000
Number of ordinary shares issued to MiCo group	44,759,000
Number of ordinary shares issued for exercise of employee share options	2,733,328
Issued as consideration for Exchangeable Notes purchase	21,332,000	0
Issuence of exchangeable note	$ 6,130,000
Increase through other contributions by owners, equity	$ 213,000